COMMITMENTS AND CONTINGENCIES - LITIGATION (Details)			1 Months Ended
	Dec. 06, 2013 claim	Dec. 06, 2013 item	Nov. 30, 2013 USD ($)
InVivo Therapeutics Holdings Corp. v. Reynolds
Litigation
Value of damages sought worth of personal and/or exorbitant expenses			$ 500,000
Reynolds counterclaim against InVivo Therapeutics Holdings Corp.
Litigation
Number of breach of contract claims	2	2
Number of breach of covenant of good faith and fair-dealing claims	2	2